Consolidated Statements of Cash Flow - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Profit (Loss) for the year	₪ 43,749	₪ 7,293		₪ (36,040)
Taxes paid	(7,971)	(11,796)
Total Adjustments to reconcile profit (loss)	15,489	34,638		43,936
Net cash provided by operating activities	51,267	30,135		7,896
Cash flows from investing activities
Purchase of property, plant and equipment	(19,742)	(14,028)		(20,841)
Loans granted (Note 11B)	(95,226)	(7,342)		(1,643)
Decrease (increase) in restricted cash	7,404	(20,000)		(40)
Payment of deferred consideration for acquisitions	(9,876)
Acquisition of Subsidiaries, net of cash acquired (Note 8)	1,560	(19,094)		387
Loan to associate (Note 8)	(20,000)
Settlement of obligation to issue shares	(449)
Investment in assets measured at fair value through profit or loss		(1,246)		(626)
Payments of contingent consideration	(6,168)	(3,500)
Net cash used in investing activities	(142,497)	(65,210)		(22,763)
Cash flows from financing activities
Proceeds from issuance of shares as part of private issuance, net		128,730		38,020
Exercise of share options (Note 17)		8,498		833
Lease payments	(3,883)	(2,574)		(576)
Receipt of loans from banks	263,474	75,458		665
Repayment of loans from banks	(120,521)	(3,416)
Receipt of loan to related party and controlling shareholder				134
Repayment of loan from related party and controlling shareholder	(1,340)	(3,640)		(13,787)
Interest paid	(17,284)	(5,116)	[1]	(93)	[1]
Net cash provided by financing activities	120,446	197,940		25,196
Increase in cash and cash equivalents	29,216	162,865		10,329
Exchange differences in respect of balances of cash and cash equivalents	7,156	(4,536)		221
Balance of cash and cash equivalents at beginning of year	196,217	37,888		27,338
Balance of cash and cash equivalents at end of year	232,589	196,217		37,888
Adjustments to items in the Consolidated Statements of Profit or Loss and Other Comprehensive Income:
Depreciation	11,699	7,393		3,253
Share-based payment (Note 17U)	8,907	6,452		10,008
Changes in the fair value of financial assets through profit or loss, net	172	1,868		37,195
Finance expenses (income), net	6,785	9,451		(92)
Remeasurement of contingent consideration	(9,567)
Tax expense (benefit)	93	11,441		(2,268)
Change in liabilities in respect of employee benefits, net	418	(314)		(39)
Total Adjustments of comprehensive income	18,507	36,291		48,057
Changes in assets and liabilities items:
Decrease (increase) in trade receivables	(18,286)	8,391		(9,608)
Decrease (increase) in other receivables	35,035	(4,338)		5,139
Increase in inventory	(75,189)	(15,475)		(14,167)
Increase in biological assets	(799)	(2,413)		(2,008)
Increase in trade payables	57,033	2,787		12,269
Increase (decrease) in other payables	(812)	9,395		4,254
Total of changes in assets and liabilities	(3,018)	(1,653)		(4,121)
B) Material non-cash activities
Acquisition of subsidiary, net of cash against share issuance (Note 8)		17,376		6,904
Investment in associate(Note 8)	20,000
Trade and other receivables	(1,936)	20,927		1,790
Inventory and biological assets	(2,631)	22,788		237
Property, plant, equipment and right-of-use asset	(1,934)	6,268		3,204
Trade and other payables	7,907	(51,053)		(1,862)
Short term loan	4,286	(4,265)		(1,296)
Short term loan to related parties	(2,598)	(5,119)
Lease liability		(2,650)		(2,039)
Goodwill	(15,882)	68,005		22,138
Issuance of shares		(17,376)		(6,904)
Non-controlling interests	(142)	9,043		(15,655)
Contingent consideration	10,185	(18,668)
Deferred consideration	4,352	(9,862)
Deferred tax assets (liabilities)		1,056
Financial assets measured at fair value through profit or loss	(47)
Total acquisition of subsidiary, net of cash	₪ 1,560	₪ (19,094)		₪ (387)

[1]	Reclassified due to change in accounting policy, see Note 2(V).